Significant Accounting Policies, Revenue Recognition (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue Recognition [Abstract]
Net increase to opening retained earnings	$ (167,671)		$ (144,877)	$ (127,850)
Components of Subscription Transaction and Services Revenues [Abstract]
Subscription, transaction and services	$ 33,119	$ 24,524	$ 108,569	96,460	$ 79,571
Services [Abstract]
Customer relationship period	5 years		5 years
Other revenue				1,200
Minimum [Member]
Services [Abstract]
Customer relationship period, business combination	2 years		2 years
Maximum [Member]
Services [Abstract]
Customer relationship period, business combination	4 years		4 years
Subscription and Transaction Fees [Member]
Components of Subscription Transaction and Services Revenues [Abstract]
Subscription, transaction and services			$ 99,609	89,476	74,725
Service and Other [Member]
Components of Subscription Transaction and Services Revenues [Abstract]
Subscription, transaction and services			$ 8,960	$ 6,984	4,846
Adjustment from adoption of ASC 606 [Member]
Revenue Recognition [Abstract]
Net increase to opening retained earnings					$ 1,908